First Trust Preferred Securities and Income Fund
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.2%
	Banks – 5.0%
4,796	Bank of America Corp., Series LL	5.00%	(a)	$128,677
58,390	Bank of America Corp., Series NN	4.38%	(a)	1,480,186
3,497	Bank of America Corp., Series PP	4.13%	(a)	87,617
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	6.58%	10/30/40	842,100
11,880	Citizens Financial Group, Inc., Series E	5.00%	(a)	310,781
24,930	Fifth Third Bancorp, Series A	6.00%	(a)	668,872
8,764	First Midwest Bancorp, Inc., Series A	7.00%	(a)	239,783
20,245	First Republic Bank, Series K	4.13%	(a)	507,745
30,098	Fulton Financial Corp., Series A	5.13%	(a)	789,471
135,569	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	6.01%	02/15/40	3,595,290
40,177	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	1,104,867
220	Regions Financial Corp., Series A	6.38%	(a)	5,707
62,765	Signature Bank, Series A	5.00%	(a)	1,596,742
8,440	Truist Financial Corp., Series R	4.75%	(a)	221,044
32,570	US Bancorp, Series M	4.00%	(a)	802,850
27,348	Valley National Bancorp, Series B (c)	5.50%	(a)	700,109
30,000	WesBanco, Inc., Series A (c)	6.75%	(a)	816,300
42,690	Wintrust Financial Corp., Series E (c)	6.88%	(a)	1,205,992
				15,104,133
	Capital Markets – 0.5%
14,977	Affiliated Managers Group, Inc.	4.75%	09/30/60	392,098
21,403	Apollo Global Management, Inc., Series B	6.38%	(a)	576,383
7,095	Legg Mason, Inc.	5.45%	09/15/56	181,561
4,968	Morgan Stanley, Series K (c)	5.85%	(a)	142,085
3,697	Oaktree Capital Group LLC, Series A	6.63%	(a)	101,926
				1,394,053
	Diversified Financial Services – 0.3%
34,751	Equitable Holdings, Inc., Series A	5.25%	(a)	905,959
	Diversified Telecommunication Services – 0.7%
40,496	AT&T, Inc., Series C	4.75%	(a)	1,030,623
41,860	Qwest Corp.	6.50%	09/01/56	1,074,546
5,477	Qwest Corp.	6.75%	06/15/57	142,786
				2,247,955
	Electric Utilities – 0.9%
11,681	SCE Trust III, Series H (c)	5.75%	(a)	284,082
9,830	SCE Trust IV, Series J (c)	5.38%	(a)	237,886
7,414	SCE Trust V, Series K (c)	5.45%	(a)	189,279
6,435	Southern (The) Co.	4.95%	01/30/80	167,953
74,994	Southern (The) Co., Series C	4.20%	10/15/60	1,878,600
				2,757,800
	Equity Real Estate Investment Trusts – 0.6%
816	American Homes 4 Rent, Series D	6.50%	(a)	20,743
6,221	American Homes 4 Rent, Series E	6.35%	(a)	159,071
27,351	Global Net Lease, Inc., Series A	7.25%	(a)	710,305
2,079	National Storage Affiliates Trust, Series A	6.00%	(a)	55,177
29,659	Vornado Realty Trust, Series N	5.25%	(a)	761,643
				1,706,939
	Food Products – 0.8%
11,000	CHS, Inc., Series 1	7.88%	(a)	313,060

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Food Products (Continued)
63,338	CHS, Inc., Series 2 (c)	7.10%	(a)	$1,759,529
3,016	CHS, Inc., Series 3 (c)	6.75%	(a)	83,453
6,575	CHS, Inc., Series 4	7.50%	(a)	191,267
				2,347,309
	Gas Utilities – 0.2%
24,497	South Jersey Industries, Inc.	5.63%	09/16/79	628,103
4,838	Spire, Inc., Series A	5.90%	(a)	133,287
				761,390
	Independent Power & Renewable Electricity Producers – 0.2%
22,738	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	604,376
	Insurance – 5.1%
74,601	Aegon Funding Co., LLC	5.10%	12/15/49	1,943,356
88,196	American Equity Investment Life Holding Co., Series A (c)	5.95%	(a)	2,257,818
35,257	American Equity Investment Life Holding Co., Series B (c)	6.63%	(a)	943,125
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	94,318
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	106,314
10,978	Aspen Insurance Holdings Ltd.	5.63%	(a)	287,404
48,048	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,243,482
29,611	Assurant, Inc.	5.25%	01/15/61	781,879
61,527	Athene Holding Ltd., Series A (c)	6.35%	(a)	1,760,903
13,139	Axis Capital Holdings Ltd., Series E	5.50%	(a)	337,278
23,881	CNO Financial Group, Inc.	5.13%	11/25/60	610,757
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	3.41%	05/15/37	1,568,824
23,362	Enstar Group Ltd., Series D (c)	7.00%	(a)	654,603
4,275	Global Indemnity Group LLC	7.88%	04/15/47	112,689
12,108	National General Holdings Corp.	7.63%	09/15/55	305,727
7,162	National General Holdings Corp., Series B	7.50%	(a)	179,766
10,158	National General Holdings Corp., Series C	7.50%	(a)	260,146
359	PartnerRe Ltd., Series I	5.88%	(a)	9,183
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	160,623
58,511	Prudential Financial, Inc.	4.13%	09/01/60	1,504,318
14,811	Selective Insurance Group, Inc., Series B	4.60%	(a)	366,572
				15,489,085
	Mortgage Real Estate Investment Trusts – 0.9%
25,000	AGNC Investment Corp., Series C (c)	7.00%	(a)	627,250
30,561	AGNC Investment Corp., Series F (c)	6.13%	(a)	733,464
47,332	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	1,180,460
7,000	Annaly Capital Management, Inc., Series I (c)	6.75%	(a)	176,470
				2,717,644
	Multi-Utilities – 0.9%
22,273	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	616,517
16,581	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	461,615
30,055	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	765,200
35,444	Integrys Holding, Inc. (c)	6.00%	08/01/73	952,380
3,234	Sempra Energy	5.75%	07/01/79	88,288
				2,884,000
	Oil, Gas & Consumable Fuels – 1.2%
4,582	DCP Midstream L.P., Series B (c)	7.88%	(a)	98,788
62	DCP Midstream L.P., Series C (c)	7.95%	(a)	1,329

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
3,965	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	$82,868
93,614	Energy Transfer Operating L.P., Series E (c)	7.60%	(a)	2,061,380
28,176	NuStar Energy L.P., Series A (c)	8.50%	(a)	564,929
39,987	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (b)	6.98%	01/15/43	886,512
				3,695,806
	Real Estate Management & Development – 0.8%
41,143	Brookfield Property Partners L.P., Series A	5.75%	(a)	956,575
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	252,469
51,671	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,251,988
				2,461,032
	Thrifts & Mortgage Finance – 0.2%
24,646	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	707,094
	Trading Companies & Distributors – 0.5%
29,717	Air Lease Corp., Series A (c)	6.15%	(a)	771,156
26,733	WESCO International, Inc., Series A (c)	10.63%	(a)	830,862
				1,602,018
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	294,925
37,094	United States Cellular Corp.	5.50%	03/01/70	932,636
				1,227,561
	Total $25 Par Preferred Securities			58,614,154
	(Cost $56,447,847)
$100 PAR PREFERRED SECURITIES – 2.8%
	Banks – 2.8%
9,400	AgriBank FCB (c)	6.88%	(a)	1,025,775
32,500	CoBank ACB, Series F (c)	6.25%	(a)	3,469,375
27,000	CoBank ACB, Series G	6.13%	(a)	2,829,600
10,500	Farm Credit Bank of Texas (c) (d)	6.75%	(a)	1,147,125
	Total $100 Par Preferred Securities			8,471,875
	(Cost $7,977,200)
$1,000 PAR PREFERRED SECURITIES – 2.0%
	Banks – 1.8%
292	Bank of America Corp., Series L	7.25%	(a)	427,132
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (b) (e)	1.37%	(a)	302,347
3,311	Wells Fargo & Co., Series L	7.50%	(a)	4,781,084
				5,510,563
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (c) (d)	6.75%	(a)	550,000
	Total $1,000 Par Preferred Securities			6,060,563
	(Cost $5,679,384)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 73.4%
	Banks – 34.4%
$2,600,000	Australia & New Zealand Banking Group Ltd. (c) (d) (f)	6.75%	(a)	3,051,451
600,000	Australia & New Zealand Banking Group Ltd. (c) (f) (g)	6.75%	(a)	704,181

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$2,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (f)	6.50%	(a)	$2,435,315
600,000	Banco Mercantil del Norte S.A. (c) (d) (f)	7.50%	(a)	657,987
1,000,000	Banco Mercantil del Norte S.A. (c) (d) (f)	7.63%	(a)	1,101,500
1,100,000	Banco Mercantil del Norte S.A. (c) (d) (f)	8.38%	(a)	1,283,304
2,200,000	Banco Santander S.A. (c) (f) (g)	7.50%	(a)	2,419,837
2,200,000	Bank of Nova Scotia (The) (c)	4.90%	(a)	2,367,860
1,700,000	Barclays PLC (c) (f)	6.13%	(a)	1,844,547
4,800,000	Barclays PLC (c) (f) (g)	7.88%	(a)	5,049,931
5,050,000	Barclays PLC (c) (f)	8.00%	(a)	5,664,846
650,000	BBVA Bancomer S.A. (c) (d) (f)	5.88%	09/13/34	730,031
1,500,000	BNP Paribas S.A. (c) (d) (f)	6.63%	(a)	1,629,825
1,700,000	BNP Paribas S.A. (c) (d) (f)	7.38%	(a)	1,965,086
750,000	Citigroup, Inc. (c)	5.90%	(a)	783,960
300,000	Citigroup, Inc. (c)	5.95%	(a)	315,896
1,680,000	Citigroup, Inc., Series P (c)	5.95%	(a)	1,829,100
1,650,000	Citigroup, Inc., Series R, 3 Mo. LIBOR + 4.48% (b)	4.70%	(a)	1,656,366
262,000	Citigroup, Inc., Series T (c)	6.25%	(a)	300,894
1,072,000	Citigroup, Inc., Series W (c)	4.00%	(a)	1,089,420
500,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (b)	4.20%	(a)	500,625
1,120,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(a)	1,257,200
2,500,000	CoBank ACB, Series I (c)	6.25%	(a)	2,743,750
700,000	Comerica, Inc. (c)	5.63%	(a)	771,750
2,600,000	Credit Agricole S.A. (c) (d) (f)	6.88%	(a)	2,878,057
2,600,000	Credit Agricole S.A. (c) (d) (f)	7.88%	(a)	2,936,375
3,485,000	Credit Agricole S.A. (c) (d) (f)	8.13%	(a)	4,220,934
1,500,000	Danske Bank A.S. (c) (f) (g)	6.13%	(a)	1,592,955
1,050,000	Danske Bank A.S. (c) (f) (g)	7.00%	(a)	1,169,437
600,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	651,000
1,100,000	Farm Credit Bank of Texas, Series 4 (c) (d)	5.70%	(a)	1,204,500
1,400,000	Fifth Third Bancorp, Series L (c)	4.50%	(a)	1,487,500
900,000	HSBC Holdings PLC (c) (f)	4.60%	(a)	914,625
2,644,000	HSBC Holdings PLC (c) (f)	6.38%	(a)	2,891,412
700,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(a)	825,482
1,300,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	1,392,300
1,930,000	ING Groep N.V. (c) (f)	5.75%	(a)	2,093,249
1,400,000	ING Groep N.V. (c) (f)	6.50%	(a)	1,541,890
900,000	ING Groep N.V. (c) (f) (g)	6.88%	(a)	939,388
1,954,000	Intesa Sanpaolo S.p.A. (c) (d) (f)	7.70%	(a)	2,198,250
1,402,000	JPMorgan Chase & Co., Series R (c)	6.00%	(a)	1,469,625
700,000	Lloyds Banking Group PLC (c) (f)	6.75%	(a)	780,210
3,400,000	Lloyds Banking Group PLC (c) (f)	7.50%	(a)	3,788,348
1,000,000	Lloyds Banking Group PLC (c) (f)	7.50%	(a)	1,142,950
500,000	Natwest Group PLC (c) (f)	6.00%	(a)	551,875
1,600,000	Natwest Group PLC (c) (f)	8.00%	(a)	1,881,952
700,000	Natwest Group PLC (c) (f)	8.63%	(a)	726,054
2,800,000	Nordea Bank Abp (c) (d) (f)	6.63%	(a)	3,194,338
1,000,000	Regions Financial Corp., Series D (c)	5.75%	(a)	1,119,370
200,000	Skandinaviska Enskilda Banken AB (c) (f) (g)	5.63%	(a)	206,300
4,100,000	Societe Generale S.A. (c) (d) (f)	5.38%	(a)	4,273,430
1,050,000	Societe Generale S.A. (c) (d) (f)	7.38%	(a)	1,079,894
2,790,000	Societe Generale S.A. (c) (d) (f)	7.88%	(a)	3,070,758
200,000	Societe Generale S.A. (c) (d) (f)	8.00%	(a)	235,125
1,500,000	Standard Chartered PLC (c) (d) (f)	6.00%	(a)	1,633,200

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$800,000	Swedbank AB (c) (f) (g)	6.00%	(a)	$825,500
828,000	Truist Financial Corp., Series P (c)	4.95%	(a)	906,660
625,000	Truist Financial Corp., Series Q (c)	5.10%	(a)	706,438
3,100,000	UniCredit S.p.A. (c) (f) (g)	8.00%	(a)	3,347,586
750,000	UniCredit S.p.A. (c) (d)	5.46%	06/30/35	806,925
2,112,000	Wells Fargo & Co. (c)	3.90%	(a)	2,113,320
				104,951,874
	Capital Markets – 10.0%
1,568,000	Apollo Management Holdings L.P. (c) (d)	4.95%	01/14/50	1,600,335
1,300,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(a)	1,426,763
908,000	Bank of New York Mellon (The) Corp., Series H (c)	3.70%	(a)	936,330
2,640,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(a)	2,932,670
1,600,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	1,656,000
1,400,000	Credit Suisse Group AG (c) (d) (f)	4.50%	(a)	1,389,500
1,630,000	Credit Suisse Group AG (c) (d) (f)	5.25%	(a)	1,727,718
2,600,000	Credit Suisse Group AG (c) (d) (f)	6.38%	(a)	2,897,921
650,000	Credit Suisse Group AG (c) (d) (f)	7.25%	(a)	732,092
1,300,000	Credit Suisse Group AG (c) (d) (f)	7.50%	(a)	1,444,732
3,050,000	Credit Suisse Group AG (c) (d) (f)	7.50%	(a)	3,327,489
1,000,000	Goldman Sachs Group (The), Inc., Series M, 3 Mo. LIBOR + 3.92% (b)	4.13%	(a)	997,800
3,200,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	3,523,872
200,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	212,374
1,700,000	Morgan Stanley, Series M (c)	5.88%	(a)	1,927,375
2,400,000	UBS Group AG (c) (f) (g)	6.88%	(a)	2,709,000
960,000	UBS Group AG (c) (d) (f)	7.00%	(a)	1,054,267
				30,496,238
	Diversified Financial Services – 1.5%
1,250,000	Capital Farm Credit ACA, Series 1 (c) (d)	5.00%	(a)	1,262,500
2,265,000	Voya Financial, Inc. (c)	5.65%	05/15/53	2,404,852
843,000	Voya Financial, Inc., Series A (c)	6.13%	(a)	908,333
				4,575,685
	Diversified Telecommunication Services – 0.8%
250,000	Koninklijke KPN N.V. (c) (d)	7.00%	03/28/73	264,763
1,950,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	2,065,147
				2,329,910
	Electric Utilities – 3.4%
840,000	Duke Energy Corp. (c)	4.88%	(a)	898,800
6,156,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	7,197,872
1,900,000	Enel S.p.A. (c) (d)	8.75%	09/24/73	2,223,000
				10,319,672
	Energy Equipment & Services – 0.8%
300,000	Transcanada Trust (c)	5.63%	05/20/75	322,500
1,600,000	Transcanada Trust (c)	5.50%	09/15/79	1,762,000
300,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	334,068
				2,418,568
	Food Products – 3.2%
300,000	Dairy Farmers of America, Inc. (e)	7.13%	(a)	301,875
3,000,000	Land O’Lakes Capital Trust I (e)	7.45%	03/15/28	3,555,000

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$1,400,000	Land O’Lakes, Inc. (d)	7.00%	(a)	$1,421,217
1,200,000	Land O’Lakes, Inc. (d)	7.25%	(a)	1,228,596
3,000,000	Land O’Lakes, Inc. (d)	8.00%	(a)	3,165,000
				9,671,688
	Independent Power & Renewable Electricity Producers – 0.2%
700,000	AES Gener S.A. (c) (d)	6.35%	10/07/79	761,891
	Insurance – 9.8%
1,500,000	Allianz SE (c) (d)	3.50%	(a)	1,517,820
1,900,000	Asahi Mutual Life Insurance Co. (c) (g)	6.50%	(a)	2,053,234
600,000	Asahi Mutual Life Insurance Co. (c) (g)	7.25%	(a)	627,750
1,822,000	Assurant, Inc. (c)	7.00%	03/27/48	2,077,080
600,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/66	622,970
2,900,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	3,036,651
1,276,000	Enstar Finance LLC (c)	5.75%	09/01/40	1,333,471
1,000,000	Fortegra Financial Corp. (c) (e)	8.50%	10/15/57	1,170,732
820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (d)	2.35%	02/12/47	756,349
300,000	La Mondiale SAM (c) (g)	5.88%	01/26/47	342,672
623,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (b)	2.58%	05/17/66	527,214
2,700,000	Markel Corp. (c)	6.00%	(a)	2,968,326
200,000	MetLife, Inc.	6.40%	12/15/36	257,564
800,000	MetLife, Inc., Series G (c)	3.85%	(a)	828,000
900,000	Nippon Life Insurance Co (c) (d)	2.75%	01/21/51	893,194
700,000	PartnerRe Finance B LLC (c)	4.50%	10/01/50	738,639
500,000	QBE Capital Funding III Ltd. (c) (d)	7.25%	05/24/41	506,345
2,000,000	QBE Insurance Group Ltd. (c) (d)	5.88%	(a)	2,179,800
2,400,000	QBE Insurance Group Ltd. (c) (d)	7.50%	11/24/43	2,700,000
3,100,000	QBE Insurance Group Ltd. (c) (g)	6.75%	12/02/44	3,456,577
301,000	QBE Insurance Group Ltd. (c) (g)	5.88%	06/17/46	330,776
964,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	2.88%	12/15/65	882,060
				29,807,224
	Multi-Utilities – 1.3%
875,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	919,836
1,074,000	CMS Energy Corp. (c)	3.75%	12/01/50	1,100,850
735,000	NiSource, Inc. (c)	5.65%	(a)	757,969
1,000,000	Sempra Energy (c)	4.88%	(a)	1,080,000
				3,858,655
	Oil, Gas & Consumable Fuels – 5.3%
943,000	BP Capital Markets PLC (c)	4.88%	(a)	1,030,039
300,000	Buckeye Partners L.P. (c)	6.38%	01/22/78	234,654
859,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	731,224
1,052,000	DCP Midstream Operating L.P. (c) (d)	5.85%	05/21/43	935,538
618,000	Enbridge, Inc. (c)	5.50%	07/15/77	631,040
2,132,000	Enbridge, Inc. (c)	6.25%	03/01/78	2,313,236
4,638,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	4,967,637
1,700,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	1,881,195
1,786,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	3.23%	11/01/66	1,238,144
500,000	Energy Transfer Operating L.P., Series G (c)	7.13%	(a)	471,050
1,804,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	3.00%	06/01/67	1,580,593
				16,014,350

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors – 2.1%
$6,410,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	$6,518,169
	Transportation Infrastructure – 0.6%
1,860,000	AerCap Global Aviation Trust (c) (d)	6.50%	06/15/45	1,939,050
	Total Capital Preferred Securities			223,662,974
	(Cost $211,018,728)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 0.5%
	Insurance – 0.5%
1,400,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (h)	7.63%	10/15/25	1,505,000
	(Cost $1,413,109)
CORPORATE BONDS AND NOTES – 0.1%
	Insurance – 0.1%
400,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	402,698
	(Cost $399,075)

Total Investments – 98.0%	298,717,264
(Cost $282,935,343) (i)
Net Other Assets and Liabilities – 2.0%	6,160,473
Net Assets – 100.0%	$304,877,737

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $78,556,182 or 25.8% of net assets.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(f)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2021, securities noted as such amounted to $93,934,652 or 30.8% of net assets. Of these securities, 4.0% originated in emerging markets, and 96.0% originated in foreign markets.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for April 15, 2021.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,062,627 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,280,706. The net unrealized appreciation was $15,781,921.

LIBOR	London Interbank Offered Rate

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 15,104,133	$ 14,213,666	$ 890,467	$ —
Capital Markets	1,394,053	1,212,492	181,561	—
Insurance	15,489,085	13,298,860	2,190,225	—
Multi-Utilities	2,884,000	1,931,620	952,380	—
Other industry categories*	23,742,883	23,742,883	—	—
$100 Par Preferred Securities*	8,471,875	—	8,471,875	—
$1,000 Par Preferred Securities:
Banks	5,510,563	5,208,216	302,347	—
Diversified Financial Services	550,000	—	550,000	—
Capital Preferred Securities*	223,662,974	—	223,662,974	—
Foreign Corporate Bonds and Notes*	1,505,000	—	1,505,000	—
Corporate Bonds and Notes*	402,698	—	402,698	—
Total Investments	$ 298,717,264	$ 59,607,737	$ 239,109,527	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 1.37%	03/29/18	443	$682.50	$300,133	$302,347	0.10%
Dairy Farmers of America, Inc., 7.13%	09/15/16-10/04/16	$300,000	100.63	310,125	301,875	0.10
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$1,000,000	117.07	1,000,000	1,170,732	0.38
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	06/06/14-03/20/15	$3,000,000	118.50	3,059,606	3,555,000	1.17
				$4,669,864	$5,329,954	1.75%